Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Loans, allowance for loan losses	$ 3,296,607	$ 2,964,285
Premises and equipment, accumulated depreciation	7,843,394	7,523,691
Mortgage servicing rights, valuation allowance	$ 173,791	$ 163,989
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, authorized	10,000,000	10,000,000
Preferred stock, issued
Preferred stock, outstanding
Common stock, par value	$ 0.01	$ 0.01
Common stock, authorized	25,000,000	25,000,000
Common stock, issued	1,920,955	1,923,689